INCOME TAXES (Details Narratives) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Percentage Of Valuation Allowance	100.00%	100.00%	100.00%
Income Tax Examination, Penalties and Interest Expense		$ 0	$ 0	$ 0